Pruco Life Insurance Company of New Jersey	William J. Evers
Vice President and Corporate Counsel

Pruco Life Insurance Company of New Jersey
213 Washington Street
Newark, NJ 07102-2992
(973) 802-3716 fax: (973) 802-9560

May 1, 2018
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Pruco Life of New Jersey Variable Appreciable Account (Registration No. 333-215543)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus contained in Post-Effective Amendment No. 1; and (ii) that the text of Post-Effective Amendment No. 1 was filed electronically on April 11, 2018 (Accession No. 0000741313-18-000019).

By: /s/ William J. Evers
William J. Evers
Vice President and Corporate Counsel
Pruco Life Insurance Company of New Jersey
Via EDGAR